DEFERRED REVENUE ( Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Remaining deferred revenue	$ 520,995	$ 638,693	$ 1,046,264